Corporate and Business Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Corporate and Business Information [Abstract]
Schedule of Subsidiaries	The following table lists the Company’s subsidiaries as of June 30, 2024, and December 31, 2023.
Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2023	Equity Ownership Held by the Company 6/30/2024
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E DocumentosLTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	55%	55%
Nuvini S.A	Brazil	100%	100%
Nuvini LLC	United States of America	100%	100%
The following table lists the Company’s subsidiaries as of December 31, 2023.
Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 12/31/2023	Equity Ownership Held by the Company 12/31/2022
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informacao LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	55%	-
Nuvini S.A	Brazil	100%	-
Nuvini LLC	United States of America	100%	100%